Share Capital (Details) - Schedule of Activity related to Share Option	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Schedule of Activity Related to Share Option [Abstract]
Shares Outstanding Beginning Balance
Weighted Average Exercise Price Outstanding Beginning Balance
Shares Options granted	50,000
Weighted Average Exercise Price Options granted	$ 2
Shares Outstanding Ending Balance	50,000
Weighted Average Exercise Price Outstanding Ending Balance	$ 2
Shares Outstanding Exercisable, end of period
Weighted Average Exercise Price Exercisable, end of period	$ 2
Weighted Average Remaining Contractual Life in Years Exercisable, end of period	6 years 10 months 24 days
Aggregate Intrinsic Value Exercisable, end of period | $	$ 0